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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08547

                     Pioneer Independence Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
		Pioneer Independence Fund
		Schedule of Investments 9/28/2012

Principal Amount ($)	S&P/Moody's Ratings (unaudited)		Value
		CONVERTIBLE CORPORATE BONDS - 0.4%
		Transportation - 0.4%
		Marine - 0.4%
4,300,000	NR/NR	DryShips, Inc., 5.0%, 12/1/14	$3,552,875
		Total Transportation	$3,552,875
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $4,157,212)	$3,552,875
Shares
		COMMON STOCKS - 99.2%
		Energy - 11.4%
		Oil & Gas Drilling - 1.1%
173,919		Ensco Plc	$9,489,021
		Oil & Gas Equipment & Services - 1.7%
173,460		National Oilwell Varco, Inc.	$13,895,881
		Oil & Gas Exploration & Production - 8.6%
257,900		Anadarko Petroleum Corp.	$18,032,368
304,900		Cabot Oil & Gas Corp.	13,690,010
340,200		Range Resources Corp.	23,769,774
475,200		Southwestern Energy Co. *	16,527,456
			$72,019,608
		Total Energy	$95,404,510
		Materials - 4.7%
		Fertilizers & Agricultural Chemicals - 1.3%
180,500		The Mosaic Co.	$10,398,605
		Industrial Gases - 1.0%
82,800		Praxair, Inc.	$8,601,264
		Diversified Metals & Mining - 2.4%
512,200		Freeport-McMoRan Copper & Gold, Inc.	$20,272,876
		Total Materials	$39,272,745
		Capital Goods - 9.2%
		Aerospace & Defense - 4.8%
135,300		Precision Castparts Corp.	$22,099,902
230,940		United Technologies Corp.	18,080,293
			$40,180,195
		Construction & Engineering - 1.6%
445,500		KBR, Inc.	$13,284,810
		Construction & Farm Machinery & Heavy Trucks - 2.1%
63,500		Cummins, Inc.	$5,855,335
898,500		The Manitowoc Co., Inc.	11,985,990
			$17,841,325
		Industrial Machinery - 0.7%
96,000		SPX Corp.	$6,279,360
		Total Capital Goods	$77,585,690
		Transportation - 0.9%
		Air Freight & Logistics - 0.9%
86,400		FedEx Corp.	$7,311,168
		Total Transportation	$7,311,168
		Automobiles & Components - 1.2%
		Auto Parts & Equipment - 1.2%
366,500		Johnson Controls, Inc.	$10,042,100
		Total Automobiles & Components	$10,042,100
		Consumer Services - 5.2%
		Casinos & Gaming - 2.1%
370,890		Las Vegas Sands Corp.	$17,198,169
		Hotels, Resorts & Cruise Lines - 0.9%
9,600		Royal Caribbean Cruises, Ltd.	$290,016
129,200		Starwood Hotels & Resorts Worldwide, Inc.	7,488,432
			$7,778,448
		Restaurants - 2.2%
363,200		Starbucks Corp.	$18,432,400
		Total Consumer Services	$43,409,017
		Media - 1.9%
		Cable & Satellite - 1.9%
448,000		Comcast Corp.	$16,024,960
		Total Media	$16,024,960
		Retailing - 1.8%
		Internet Retail - 1.8%
60,900		Amazon.com, Inc. *	$15,488,088
		Total Retailing	$15,488,088
		Food & Staples Retailing - 4.5%
		Drug Retail - 3.0%
518,420		CVS Caremark Corp.	$25,101,896
		Hypermarkets & Super Centers - 1.5%
170,800		Wal-Mart Stores, Inc.	$12,605,040
		Total Food & Staples Retailing	$37,706,936
		Food, Beverage & Tobacco - 5.0%
		Soft Drinks - 2.3%
205,000		Fomento Economico Mexicano SAB de CV (A.D.R.)	$18,855,900
		Packaged Foods & Meats - 1.0%
134,700		Nestle SA (A.D.R.)	$8,514,387
		Tobacco - 1.7%
430,000		Altria Group, Inc.	$14,357,700
		Total Food, Beverage & Tobacco	$41,727,987
		Household & Personal Products - 2.3%
		Household Products - 2.3%
176,600		Colgate-Palmolive Co.	$18,935,052
		Total Household & Personal Products	$18,935,052
		Health Care Equipment & Services - 1.0%
		Health Care Equipment - 1.0%
408,442		Insulet Corp. *	$8,814,178
		Total Health Care Equipment & Services	$8,814,178
		Pharmaceuticals, Biotechnology & Life Sciences - 13.6%
		Biotechnology - 9.1%
190,200		Alexion Pharmaceuticals, Inc. *	$21,758,880
1,140,000		Amarin Corp Plc (A.D.R.) *	14,364,000
214,100		Celgene Corp. *	16,357,240
431,000		Vertex Pharmaceuticals, Inc. *	24,114,450
			$76,594,570
		Pharmaceuticals - 4.5%
157,900		Allergan, Inc.	$14,460,482
145,000		Salix Pharmaceuticals, Ltd. *	6,139,300
88,500		Shire Plc (A.D.R.)	7,849,950
215,000		Teva Pharmaceutical Industries, Ltd. (A.D.R.)	8,903,150
			$37,352,882
		Total Pharmaceuticals, Biotechnology & Life Sciences	$113,947,452
		Diversified Financials - 6.6%
		Other Diversified Financial Services - 2.4%
379,570		Citigroup, Inc.	$12,419,530
190,500		JPMorgan Chase & Co.	7,711,440
			$20,130,970
		Consumer Finance - 2.6%
66,979		American Express Co.	$3,808,426
316,281		Capital One Financial Corp.	18,031,180
			$21,839,606
		Asset Management & Custody Banks - 0.4%
115,055		The Carlyle Group LP	$3,019,043
		Investment Banking & Brokerage - 1.2%
87,700		The Goldman Sachs Group, Inc.	$9,969,736
		Total Diversified Financials	$54,959,355
		Software & Services - 7.8%
		Internet Software & Services - 1.4%
15,000		Google, Inc. *	$11,317,500
		Data Processing & Outsourced Services - 2.4%
44,440		Mastercard, Inc.	$20,063,771
		Application Software - 2.5%
223,400		Citrix Systems, Inc. *	$17,105,738
140,500		TIBCO Software, Inc. *	4,247,315
			$21,353,053
		Systems Software - 1.5%
392,650		Oracle Corp.	$12,364,548
		Total Software & Services	$65,098,872
		Technology Hardware & Equipment - 17.5%
		Communications Equipment - 4.5%
810,400		Cisco Systems, Inc.	$15,470,536
362,600		Qualcomm, Inc.	22,658,874
			$38,129,410
		Computer Hardware - 6.8%
85,420		Apple, Inc.	$56,997,350
		Computer Storage & Peripherals - 6.2%
1,243,100		EMC Corp. *	$33,899,337
386,000		NetApp, Inc. *	12,691,680
115,000		SanDisk Corp. *	4,994,450
			$51,585,467
		Total Technology Hardware & Equipment	$146,712,227
		Semiconductors & Semiconductor Equipment - 4.6%
		Semiconductor Equipment - 0.4%
66,200		ASML Holding NV (A.D.R.)	$3,553,616
		Semiconductors - 4.2%
696,900		Broadcom Corp.	$24,098,802
51,000		Linear Technology Corp.	1,624,350
336,700		Texas Instruments, Inc.	9,276,085
			$34,999,237
		Total Semiconductors & Semiconductor Equipment	$38,552,853
		TOTAL COMMON STOCKS
		(Cost $636,628,560)	$830,993,190

		TOTAL INVESTMENT IN SECURITIES - 99.6%
		(Cost $640,785,773) (a)	$834,546,065

		OTHER ASSETS & LIABILITIES - 0.4%	$3,486,573

		TOTAL NET ASSETS - 100.0%	$838,032,638

*		Non-income producing security.

NR		Not rated by either S&P or Moody's.

(A.D.R.)		American Depositary Receipts.

(a)		At September 30, 2012, the net unrealized gain on investments based on
		cost for federal income tax purposes of $643,538,947 was as follows:

		Aggregate gross unrealized gain for all investments in which
		there is an excess of value over tax cost	$217,001,580

		Aggregate gross unrealized loss for all investments in which
		there is an excess of tax cost over value	(25,994,462)

		Net unrealized gain	$191,007,118

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.
See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bond	$-	$3,552,875	$-	$3,552,875
Common Stocks	830,993,190	-	-	830,993,190
Total	$830,993,190	$3,552,875	$-	$834,546,065

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Independence Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2012

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2012

* Print the name and title of each signing officer under his or her signature.